UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22452
                                                    -----------

                            First Trust Series Fund
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2014
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

                                                                            STATED        STATED
     SHARES                            DESCRIPTION                           RATE        MATURITY          VALUE
----------------  -----------------------------------------------------  ------------  -------------  ---------------
$20 PAR PREFERRED SECURITIES - 0.5%

                  REAL ESTATE INVESTMENT TRUSTS - 0.5%
          44,073  CommonWealth REIT ...................................      7.50%       11/15/19     $       916,718
                                                                                                      ---------------
                  TOTAL $20 PAR PREFERRED SECURITIES ...............................................          916,718
                  (Cost $918,654)                                                                     ---------------

$25 PAR PREFERRED SECURITIES - 48.3%

                  CAPITAL MARKETS - 8.1%
          39,019  Affiliated Managers Group, Inc.......................      6.38%       08/15/42             927,092
           4,315  Ameriprise Financial, Inc............................      7.75%       06/15/39             111,543
          63,014  Apollo Investment Corp...............................      6.63%       10/15/42           1,417,815
          59,367  Apollo Investment Corp...............................      6.88%       07/15/43           1,357,723
          41,941  Ares Capital Corp....................................      7.00%       02/15/22           1,090,466
          21,795  Ares Capital Corp....................................      7.75%       10/15/40             558,388
         100,200  Deutsche Bank Capital Funding Trust VIII ............      6.38%         (a)              2,485,962
          29,730  Deutsche Bank Capital Funding Trust X ...............      7.35%         (a)                755,439
          34,000  Goldman Sachs Group, Inc.............................      6.50%       11/01/61             879,580
             338  Morgan Stanley Capital Trust VII ....................      6.60%       10/15/66               8,430
          71,531  Raymond James Financial, Inc.........................      6.90%       03/15/42           1,841,923
          70,731  Stifel Financial Corp................................      6.70%       01/15/22           1,844,665
          28,658  Stifel Financial Corp................................      5.38%       12/31/22             721,608
                                                                                                      ---------------
                                                                                                           14,000,634
                                                                                                      ---------------

                  COMMERCIAL BANKS - 9.7%
         105,000  Barclays Bank PLC, Series 2 .........................      6.63%         (a)              2,626,050
          17,000  Barclays Bank PLC, Series 5 .........................      8.13%         (a)                434,010
          33,490  City National Corp., Series D (b) ...................      6.75%         (a)                885,811
          88,507  Fifth Third Bancorp, Series I (b) ...................      6.63%         (a)              2,256,929
          15,172  First Republic Bank .................................      5.63%         (a)                317,550
          20,225  FNB Corp. (b) .......................................      7.25%         (a)                532,120
          44,444  Lloyds Banking Group PLC ............................      7.75%       07/15/50           1,190,655
         121,180  PNC Financial Services Group, Inc.,
                     Series P (b)......................................      6.13%         (a)              3,087,666
          34,033  Santander Finance Preferred SAU, Series 10 ..........     10.50%         (a)                901,534
          57,260  US Bancorp, Series F (b) ............................      6.50%         (a)              1,554,609
          51,870  US Bancorp, Series G (b) ............................      6.00%         (a)              1,429,537
          23,285  Wells Fargo & Co. (b) ...............................      6.63%         (a)                612,628
          32,500  Wells Fargo & Co., Series J .........................      8.00%         (a)                926,575
                                                                                                      ---------------
                                                                                                           16,755,674
                                                                                                      ---------------

                  CONSUMER FINANCE - 0.3%
          25,000  HSBC Finance Corp., Series B ........................      6.36%         (a)                590,250
                                                                                                      ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 4.9%
          42,677  Allied Capital Corp..................................      6.88%       04/15/47           1,027,662
          14,762  Bank of America Corp., Series 5 (c) .................      4.00%         (a)                293,764
          89,757  ING Groep N.V........................................      7.20%         (a)              2,279,828
         101,255  ING Groep N.V........................................      7.38%         (a)              2,570,864
          70,491  KKR Financial Holdings LLC ..........................      8.38%       11/15/41           1,905,372

                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

                                                                            STATED        STATED
     SHARES                            DESCRIPTION                           RATE        MATURITY          VALUE
----------------  -----------------------------------------------------  ------------  -------------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                  DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
          18,000  KKR Financial Holdings LLC, Series A ................      7.38%         (a)        $       442,260
                                                                                                      ---------------
                                                                                                            8,519,750
                                                                                                      ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
         141,432  Qwest Corp...........................................      6.13%       06/01/53           2,906,428
                                                                                                      ---------------

                  ELECTRIC UTILITIES - 1.9%
          34,681  Entergy Arkansas, Inc................................      4.75%       06/01/63             690,152
          21,998  Entergy Texas, Inc...................................      7.88%       06/01/39             569,748
           3,270  Interstate Power & Light Co., Series D ..............      5.10%         (a)                 70,207
          89,700  SCE Trust I .........................................      5.63%         (a)              1,942,005
                                                                                                      ---------------
                                                                                                            3,272,112
                                                                                                      ---------------

                  INSURANCE - 10.1%
          33,097  Aegon N.V............................................      6.50%         (a)                807,236
          11,660  Aegon N.V............................................      6.88%         (a)                296,047
          42,088  Aegon N.V., Series 1 (c) ............................      4.00%         (a)                875,431
          13,041  American Financial Group, Inc........................      7.00%       09/30/50             340,761
          41,649  Aspen Insurance Holdings Ltd. (b) ...................      5.95%         (a)              1,003,741
          17,380  Aspen Insurance Holdings Ltd.........................      7.25%         (a)                442,321
          74,757  Aspen Insurance Holdings Ltd. (b) ...................      7.40%         (a)              1,925,740
          99,943  Aviva PLC ...........................................      8.25%       12/01/41           2,752,430
          85,458  Axis Capital Holdings Ltd............................      5.50%         (a)              1,690,359
         121,770  Endurance Specialty Holdings Ltd., Series B .........      7.50%         (a)              3,129,489
          16,392  Hartford Financial Services Group, Inc. (b) .........      7.88%       04/15/42             480,614
          44,246  MetLife, Inc., Series A (c) .........................      4.00%         (a)                993,765
          46,425  PartnerRe Ltd., Series F ............................      5.88%         (a)                986,531
          11,369  Reinsurance Group of America, Inc. (b)...............      6.20%       09/15/42             287,977
          77,000  Selective Insurance Group, Inc.......................      5.88%       02/09/43           1,598,520
                                                                                                      ---------------
                                                                                                           17,610,962
                                                                                                      ---------------

                  MULTI-UTILITIES - 4.7%
          67,808  Dominion Resources, Inc., Series A ..................      8.38%       06/15/64           1,752,837
          40,900  DTE Energy Co........................................      6.50%       12/01/61           1,012,275
         126,000  Integrys Energy Group, Inc...........................      6.00%       08/01/73           3,073,140
          89,764  SCANA Corp...........................................      7.70%       01/30/65           2,355,407
                                                                                                      ---------------
                                                                                                            8,193,659
                                                                                                      ---------------

                  REAL ESTATE INVESTMENT TRUSTS - 6.2%
          52,000  CommonWealth REIT ...................................      5.75%       08/01/42           1,010,360
          50,200  Digital Realty Trust, Inc., Series E ................      7.00%         (a)              1,166,146
          50,000  Digital Realty Trust, Inc., Series F ................      6.63%         (a)              1,099,000
          19,751  Hospitality Properties Trust, Series D ..............      7.13%         (a)              ..475,604
         110,000  Bational Retail Properties, Inc., Series D ..........      6.63%         (a)              2,589,400
          59,000  PS Business Parks, Inc., Series T ...................      6.00%         (a)              1,252,570
          60,000  PS Business Parks, Inc., Series U ...................      5.75%         (a)              1,224,000
          48,053  Senior Housing Properties Trust .....................      5.63%       08/01/42             947,124

Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

                                                                            STATED        STATED
     SHARES                            DESCRIPTION                           RATE        MATURITY          VALUE
----------------  -----------------------------------------------------  ------------  -------------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                  REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
          39,938  Vornado Realty L.P...................................      7.88%       10/01/39     $     1,044,379
                                                                                                      ---------------
                                                                                                           10,808,583
                                                                                                      ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 0.7%
          35,131  Telephone & Data Systems, Inc........................      6.88%       11/15/59             854,737
          14,213  United States Cellular Corp..........................      6.95%       05/15/60             351,914
                                                                                                      ---------------
                                                                                                            1,206,651
                                                                                                      ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES ...............................................       83,864,703
                  (Cost $87,447,339)                                                                  ---------------

$50 PAR PREFERRED SECURITIES - 0.6%

                  COMMERCIAL BANKS - 0.6%
          20,000  CoBank ACB, Series D ................................     11.00%         (a)              1,046,250
                                                                                                      ---------------
                  TOTAL $50 PAR PREFERRED SECURITIES ...............................................        1,046,250
                  (Cost $1,149,000)                                                                   ---------------

$100 PAR PREFERRED SECURITIES - 4.9%

                  COMMERCIAL BANKS - 1.7%
          30,000  CoBank ACB, Series F (b) (d) ........................      6.25%         (a)              2,917,500
                                                                                                      ---------------
                                                                                                            2,917,500
                                                                                                      ---------------

                  ELECTRIC UTILITIES - 1.5%
          26,159  Southern California Edison Co., Series A (c) ........      5.07%         (a)              2,642,059
                                                                                                      ---------------
                                                                                                            2,642,059
                                                                                                      ---------------

                  INSURANCE - 1.7%
          30,000  Principal Financial Group, Inc., Series A (b) .......      5.56%         (a)              3,035,625
                                                                                                      ---------------
                                                                                                            3,035,625
                                                                                                      ---------------
                  TOTAL $100 PAR PREFERRED SECURITIES ..............................................        8,595,184
                  (Cost $8,801,868)                                                                   ---------------

$1,000 PAR PREFERRED SECURITIES - 0.6%

                  COMMERCIAL BANKS - 0.6%
           1,000  Santander Finance Preferred SAU, Series 11 (b) ......     10.50%         (a)              1,053,125
                                                                                                      ---------------
                  TOTAL $1,000 PAR PREFERRED SECURITIES ............................................        1,053,125
                  (Cost $1,055,000)                                                                   ---------------

       PAR                                                                  STATED        STATED
     AMOUNT                            DESCRIPTION                           RATE        MATURITY          VALUE
----------------  -----------------------------------------------------  ------------  -------------  ---------------
CAPITAL PREFERRED SECURITIES - 38.4%

                  CAPITAL MARKETS - 1.9%
$      2,000,000  Credit Suisse Group Guernsey I Ltd. (b)..............      7.88%       02/24/41           2,153,800

                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

       PAR                                                                  STATED        STATED
     AMOUNT                            DESCRIPTION                           RATE        MATURITY          VALUE
----------------  -----------------------------------------------------  ------------  -------------  ---------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                  CAPITAL MARKETS (CONTINUED)
$      1,500,000  Goldman Sachs Capital III (c) .......................      4.00%         (a)        $     1,094,850
                                                                                                      ---------------
                                                                                                            3,248,650
                                                                                                      ---------------

                  COMMERCIAL BANKS - 13.6%
       2,400,000  Banco Bilbao Vizcaya Argentaria S.A. (b).............      9.00%         (a)              2,514,000
       2,000,000  Banco Santander Mexico SA Institucion de
                      Banca Multiple Grupo Financiero
                      Santand (b) (d) .................................      5.95%       01/30/24           2,037,500
       2,000,000  Barclays Bank PLC (d) ...............................     10.18%       06/12/21           2,665,890
       2,000,000  CA Preferred Funding Trust II .......................      7.00%         (a)              2,005,000
       1,500,000  Cooperatieve Centrale
                      Raiffeisen-Boerenleenbank BA ....................      8.40%         (a)              1,666,935
       2,000,000  Cooperatieve Centrale
                      Raiffeisen-Boerenleenbank BA (b) (d) ............     11.00%         (a)              2,635,000
       2,000,000  Credit Agricole S.A. (b) ............................      7.88%         (a)              2,032,500
         500,000  Fuerstenberg Capital International Sarl &
                      Cie SECS (b) ....................................     10.25%         (a)                515,225
       1,000,000  LBG Capital No.1 PLC ................................      7.88%       11/01/20           1,082,500
       1,298,000  Natixis (b) .........................................     10.00%         (a)              1,518,660
       1,000,000  Royal Bank of Scotland Group PLC, Series U (b).......      7.64%         (a)                990,000
       1,000,000  Royal Bank of Scotland PLC (The) ....................      9.50%       03/16/22           1,171,635
       1,500,000  Wells Fargo & Co., Series K (b) .....................      7.98%         (a)              1,698,750
       1,000,000  Zions Bancorporation, Series J ......................      7.20%         (a)              1,020,000
                                                                                                      ---------------
                                                                                                           23,553,595
                                                                                                      ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 4.7%
         500,000  General Electric Capital Corp., Series A (b) ........      7.13%         (a)                562,775
       2,250,000  General Electric Capital Corp., Series B (b) ........      6.25%         (a)              2,345,625
       2,500,000  JPMorgan Chase & Co. (b) ............................      6.75%         (a)              2,546,250
       2,500,000  JPMorgan Chase & Co., Series 1 (b) ..................      7.90%         (a)              2,768,007
                                                                                                      ---------------
                                                                                                            8,222,657
                                                                                                      ---------------

                  ELECTRIC UTILITIES - 3.8%
       1,000,000  Enel SpA (b) (d) ....................................      8.75%       09/24/73           1,087,500
       1,235,000  NextEra Energy Capital Holdings, Inc. (b)............      6.35%       10/01/66           1,223,385
       2,000,000  NextEra Energy Capital Holdings, Inc.,
                      Series D (b) ....................................      7.30%       09/01/67           2,201,740
       2,000,000  Southern California Edison Co., Series E (b) ........      6.25%         (a)              2,075,000
                                                                                                      ---------------
                                                                                                            6,587,625
                                                                                                      ---------------

                  INSURANCE - 9.7%
       2,215,000  Assured Guaranty Municipal Holdings, Inc. (b) (d) ...      6.40%       12/15/66           1,738,775
       1,500,000  Assured Guaranty US Holdings, Series A (b) ..........      6.40%       12/15/66           1,341,795
       1,000,000  Catlin Insurance Co., Ltd. (b) ......................      7.25%         (a)              1,040,000

Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

       PAR                                                                  STATED        STATED
     AMOUNT                            DESCRIPTION                           RATE        MATURITY          VALUE
----------------  -----------------------------------------------------  ------------  -------------  ---------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                  INSURANCE (CONTINUED)
$      1,000,000  Cloverie PLC for Zurich Insurance Co., Ltd. (b) .....      8.25%         (a)        $     1,158,750
       1,500,000  CNP Assurances (b) ..................................      7.50%         (a)              1,622,175
       1,000,000  Genworth Holdings, Inc. (b) .........................      6.15%       11/15/66             897,500
       1,000,000  Lincoln National Corp. (b) ..........................      7.00%       05/17/66           1,025,000
         500,000  MetLife, Inc.........................................     10.75%       08/01/39             742,500
       1,000,000  Mitsui Sumitomo Insurance Co., Ltd. (b) (d) .........      7.00%       03/15/72           1,162,500
       2,000,000  Prudential PLC ......................................     11.75%         (a)              2,171,500
       2,000,000  QBE Capital Funding III Ltd. (b) (d) ................      7.25%       05/24/41           2,065,000
       2,000,000  XL Group PLC, Series E (b) ..........................      6.50%         (a)              1,970,000
                                                                                                      ---------------
                                                                                                           16,935,495
                                                                                                      ---------------

                  MACHINERY - 1.2%
       2,000,000  Stanley Black & Decker, Inc. (b) ....................      5.75%       12/15/53           2,135,000
                                                                                                      ---------------

                  MULTI-UTILITIES - 1.3%
       2,000,000  Dominion Resources, Inc. (b) ........................      7.50%       06/30/66           2,181,000
                                                                                                      ---------------

                  OIL, GAS & CONSUMABLE FUELS - 2.2%
       1,000,000  BG Energy Capital PLC (b) ...........................      6.50%       11/30/72           1,084,280
       2,500,000  Enbridge Energy Partners L.P. (b) ...................      8.05%       10/01/37           2,817,828
                                                                                                      ---------------
                                                                                                            3,902,108
                                                                                                      ---------------
                  TOTAL CAPITAL PREFERRED SECURITIES ...............................................       66,766,130
                  (Cost $66,894,570)                                                                  ---------------

   PRINCIPAL                                                                STATED        STATED
     VALUE                             DESCRIPTION                           RATE        MATURITY          VALUE
----------------  -----------------------------------------------------  ------------  -------------  ---------------
CORPORATE BONDS AND NOTES - 4.0%

                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.2%
       2,000,000  AES Gener S.A. (b) (d) ..............................      8.38%       12/18/73           2,105,000
                                                                                                      ---------------

                  INSURANCE - 2.8%
       3,200,000  Aquarius + Investments PLC for Swiss
                      Reinsurance Co., Ltd. (b) .......................      8.25%         (a)              3,480,000
       1,400,000  Wilton Re Finance LLC (b) (d) .......................      5.88%       03/30/33           1,403,500
                                                                                                      ---------------
                                                                                                            4,883,500
                                                                                                      ---------------
                  TOTAL CORPORATE BONDS AND NOTES ..................................................        6,988,500
                  (Cost $6,904,750)                                                                   ---------------


                See Notes to Quarterly Portfolio of Investments           Page 5

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

   NUMBER OF
   CONTRACTS                                         DESCRIPTION                                           VALUE
----------------  ----------------------------------------------------------------------------------  ---------------
PUT OPTIONS PURCHASED - 0.1%
                  10 Year U.S. Treasury Note Futures

             100  @ 124 due March 2014                                                                $        89,063
                  (Cost $106,608)                                                                     ---------------

                  TOTAL INVESTMENTS - 97.4% ........................................................      169,319,673
                  (Cost $173,277,788) (e)                                                             ---------------

PUT OPTIONS WRITTEN - (0.0%)
                  10 Year U.S. Treasury Note Futures

              50  @ 122.5 due March 2014                                                                     (19,531)
                  (Premiums received $22,478)                                                         ---------------

                  NET OTHER ASSETS AND LIABILITIES - 2.6% ..........................................        4,477,537
                                                                                                      ---------------
                  NET ASSETS - 100.0% ..............................................................    $ 173,777,679
                                                                                                      ===============

(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2014. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c) Floating rate security. The interest rate shown reflects the rate in effect at January 31, 2014.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the First Trust Series Fund's (the "Trust") Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC, the Fund's sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2014, securities noted as such amounted to $19,818,165 or 11.40% of net assets.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,244,246 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,202,361.

Page 6          See Notes to Quarterly Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                 ASSETS TABLE
                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                                          1/31/2014       PRICES        INPUTS        INPUTS
--------------------------------------------------  ------------  ------------  ------------  ------------
$20 Par Preferred Securities*.....................  $    916,718  $    916,718  $         --  $         --
$25 Par Preferred Securities*.....................    83,864,703    83,864,703            --            --
$50 Par Preferred Securities*.....................     1,046,250            --     1,046,250            --
$100 Par Preferred Securities*....................     8,595,184            --     8,595,184            --
$1,000 Par Preferred Securities*..................     1,053,125     1,053,125            --            --
Capital Preferred Securities*.....................    66,766,130            --    66,766,130            --
Corporate Bonds and Notes*........................     6,988,500            --     6,988,500            --
Put Options Purchased.............................        89,063        89,063            --            --
                                                    ------------  ------------  ------------  ------------
Total Investments.................................  $169,319,673  $ 85,923,609  $83,396,064   $         --
                                                    ============  ============  ============  ============


                                               LIABILITIES TABLE
                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     1/31/2014       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
Futures Contracts.................................  $   (773,438) $   (773,438) $         --  $         --
Put Options Written ..............................       (19,531)      (19,531)           --            --
                                                    ------------  ------------  ------------  ------------
Total.............................................  $   (792,969) $   (792,969) $         --  $         --
                                                    ============  ============  ============  ============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of January 31, 2014, the Fund transferred $25 par preferred securities valued at $1,417,931 from Level 2 to Level 1 and $100 par preferred securities valued at $5,677,684 from Level 1 to Level 2.

OPEN FUTURES CONTRACTS AT JANUARY 31, 2014 (see Note 2C - Futures Contracts in the Notes to Quarterly Portfolio of Investments):

                                                                                               UNREALIZED
                                                     NUMBER OF     EXPIRATION     NOTIONAL    APPRECIATION/
SHORT FUTURES CONTRACTS                              CONTRACTS       MONTH         VALUE     (DEPRECIATION)
--------------------------------------------------  ------------  ------------  ------------  ------------
U.S. Treasury Long Bond Futures                          25        March-2014   $  3,219,531  $   (120,313)
Ultra Long Term U.S. Treasury Bond Futures              100        March-2014     13,728,125      (653,125)
                                                    ------------                ------------  ------------
Total Futures Contracts                                 125                     $ 16,947,656  $   (773,438)
                                                    ============                ============  ============



                See Notes to Quarterly Portfolio of Investments           Page 7

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                          JANUARY 31, 2014 (UNAUDITED)

                                1. ORGANIZATION

First Trust Preferred Securities and Income Fund (the "Fund") is a series of First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a non-diversified, open-end management investment company with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

    Preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) National Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

    Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

         1) benchmark yields;
         2) reported trades;
         3) broker/dealer quotes;
         4) issuer spreads;
         5) benchmark securities;
         6) bids and offers; and
         7) reference data including market research publications

    Exchange-traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options and futures contracts are valued at the mean of the most recent bid and asked prices, if available, and otherwise at their closing bid price. Over-the-counter options and futures contracts are valued at the mean of the most recent bid and asked prices, if available, and otherwise at their closing bid price.

    Securities traded in an over-the-counter market are valued at the mean of the most recent bid and asked prices, if available, and otherwise at their closing bid price.

    Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                          JANUARY 31, 2014 (UNAUDITED)


would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

         1) the type of security;
         2) the size of the holding;
         3) the initial cost of the security;
         4) transactions in comparable securities;
         5) price quotes from dealers and/or pricing services;
         6) relationships among various securities;
         7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
         8) an analysis of the issuer's financial statements; and
         9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

         1) the value of similar foreign securities traded on other foreign markets;
         2) ADR trading of similar securities;
         3) closed-end fund trading of similar securities;
         4) foreign currency exchange activity;
         5) the trading prices of financial products that are tied to baskets of foreign securities;
         6) factors relating to the event that precipitated the pricing problem;
         7) whether the event is likely to recur; and
         8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2014, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FUTURES CONTRACTS

The Fund purchases or sells (i.e. is long or short) futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                          JANUARY 31, 2014 (UNAUDITED)


also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked to market daily.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged instruments.

During the year ended January 31, 2014, the amount of notional values of futures contracts opened and closed were $35,053,371 and $36,230,703, respectively.

D. OPTION CONTRACTS:

The Fund may purchase or write put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.

The Fund may use options on futures contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on futures contracts is analogous to the purchase of puts on securities or indices so as to hedge a Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in a Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, a Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by a Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities a Fund intends to acquire.

As with investments in futures contracts, the Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by them. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other Futures positions held by a Fund. A Fund will earmark or set aside in a segregated account at such Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on futures contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. A Fund's successful use of options on futures contracts depends on its Sub-Advisor's ability to correctly predict the movement in prices of futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to the option. Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                          JANUARY 31, 2014 (UNAUDITED)


close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

At January 31, 2014, the Fund held 100 put options contracts with a notional value of $12,400.

                           3. WRITTEN OPTION ACTIVITY

Written option activity for the Fund for the fiscal year to date period (November 1, 2013 through January 31, 2014) was as follows:


                                                         NUMBER
                                                           OF
WRITTEN OPTIONS                                         CONTRACTS      PREMIUMS
--------------------------------------------------------------------------------
Options outstanding at October 31, 2013.............             -    $        -
Options Written.....................................            50        22,478
Options Expired.....................................             -             -
Options Exercised...................................             -             -
Options Closed......................................             -             -
                                                       -----------    ----------
Options outstanding at January 31, 2014.............            50    $   22,478
                                                       ===========    ==========

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

     SHARES                                     DESCRIPTION                                     VALUE
----------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS - 93.7%

                  AEROSPACE & DEFENSE - 2.7%
           2,015  Cubic Corp. ...........................................................  $        99,803
                                                                                           ---------------

                  AIR FREIGHT & LOGISTICS - 3.1%
           2,585  Forward Air Corp. .....................................................          115,136
                                                                                           ---------------

                  CAPITAL MARKETS - 4.5%
           4,070  MVC Capital, Inc. (a)..................................................           57,998
           9,310  PennantPark Investment Corp. (a).......................................          105,389
                                                                                           ---------------
                                                                                                   163,387
                                                                                           ---------------

                  CHEMICALS - 2.2%
           1,360  Scotts Miracle-Gro (The) Co., Class A .................................           80,770
                                                                                           ---------------

                  COMMERCIAL BANKS - 3.0%
           2,525  Bank of Marin Bancorp .................................................          111,681
                                                                                           ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 3.4%
           5,420  Ritchie Bros. Auctioneers, Inc. .......................................          124,443
                                                                                           ---------------

                  ELECTRICAL EQUIPMENT - 8.3%
           2,070  Franklin Electric Co., Inc. ...........................................           82,469
          10,019  GrafTech International Ltd. (b)........................................          102,695
           4,487  Thermon Group Holdings, Inc. (b).......................................          121,508
                                                                                           ---------------
                                                                                                   306,672
                                                                                           ---------------

                  ENERGY EQUIPMENT & SERVICES - 3.0%
           4,755  C&J Energy Services, Inc. (b)..........................................          111,172
                                                                                           ---------------

                  FOOD PRODUCTS - 2.9%
           3,941  Snyders-Lance, Inc. ...................................................          105,264
                                                                                           ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 6.0%
           2,765  Haemonetics Corp. (b)..................................................          104,766
           2,450  West Pharmaceutical Services, Inc. ....................................          116,252
                                                                                           ---------------
                                                                                                   221,018
                                                                                           ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 6.0%
           2,590  Patterson Cos., Inc. ..................................................          103,497
           3,695  VCA Antech, Inc. (b)...................................................          118,018
                                                                                           ---------------
                                                                                                   221,515
                                                                                           ---------------

                  HEALTH CARE TECHNOLOGY - 2.8%
           5,950  Vocera Communications, Inc. (b) .......................................          103,947
                                                                                           ---------------

                  INSURANCE - 8.1%
           3,295  Brown & Brown, Inc. ...................................................          103,759
           4,375  National Interstate Corp. .............................................           98,744
           6,645  OneBeacon Insurance Group Ltd., Class A ...............................           93,429
                                                                                           ---------------
                                                                                                   295,932
                                                                                           ---------------

                  LIFE SCIENCES TOOLS & SERVICES - 3.1%
           1,235  Techne Corp. ..........................................................          112,224
                                                                                           ---------------

                See Notes to Quarterly Portfolio of Investments          Page 1

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

     SHARES                                     DESCRIPTION                                     VALUE
----------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MACHINERY - 8.0%
           7,385  Douglas Dynamics, Inc. ................................................  $       107,230
           1,115  Graco, Inc. ...........................................................           77,481
           1,777  Mueller Industries, Inc. ..............................................          110,601
                                                                                           ---------------
                                                                                                   295,312
                                                                                           ---------------

                  MEDIA - 2.3%
           1,105  Morningstar, Inc. .....................................................           85,306
                                                                                           ---------------

                  OFFICE ELECTRONICS - 3.4%
           2,298  Zebra Technologies Corp., Class A (b)..................................          126,298
                                                                                           ---------------

                  REAL ESTATE INVESTMENT TRUSTS - 5.9%
           5,650  Gladstone Commercial Corp. ............................................          105,373
           2,494  Rayonier, Inc. ........................................................          110,384
                                                                                           ---------------
                                                                                                   215,757
                                                                                           ---------------

                  REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.0%
           3,713  RE/MAX Holdings, Inc., Class A (b) ....................................          108,271
                                                                                           ---------------

                  ROAD & RAIL - 3.1%
           1,975  Landstar System, Inc. .................................................          113,444
                                                                                           ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
           1,795  Hittite Microwave Corp. ...............................................          102,943
                                                                                           ---------------

                  SPECIALTY RETAIL - 3.1%
           6,900  Select Comfort Corp. (b) ..............................................          112,953
                                                                                           ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 3.0%
           5,500  Culp, Inc. ............................................................          111,155
                                                                                           ---------------

                  TOTAL INVESTMENTS - 93.7% .............................................        3,444,403
                  (Cost $3,032,668) (c)

                  NET OTHER ASSETS AND LIABILITIES - 6.3% ...............................          231,668
                                                                                           ---------------

                  NET ASSETS - 100.0% ...................................................  $     3,676,071
                                                                                           ===============

(a)   Business Development Company.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $458,306 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $46,571.


Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

-------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                                          1/31/2014       PRICES        INPUTS        INPUTS
--------------------------------------------------  ------------  ------------  ------------  ------------
COMMON STOCKS*....................................  $  3,444,403  $  3,444,403  $         --  $         --
                                                    ============  ============  ============  ============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.


                See Notes to Quarterly Portfolio of Investments          Page 3

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                          JANUARY 31, 2014 (UNAUDITED)

                                1. ORGANIZATION

First Trust/Confluence Small Cap Value Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers four classes of shares: Class A, Class C, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

      Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the mean of the bid and asked prices, if available, and otherwise at the closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                          JANUARY 31, 2014 (UNAUDITED)

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2014, is included with the Fund's Portfolio of Investments.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

    PRINCIPAL                                                                                STATED
      VALUE                             DESCRIPTION                            RATE (a)    MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

SENIOR FLOATING-RATE LOAN INTERESTS - 74.6%

                  AEROSPACE & DEFENSE - 1.9%
$        200,000  Alliant Techsystems, Term Loan B .......................      3.50%        10/31/20    $       201,334
         295,918  Beechcraft Holdings, Loan ..............................      5.75%        02/14/20            296,658
         497,481  Booz Allen Hamilton, Inc., Refinance Tranche B .........      3.75%        07/31/19            499,501
          38,804  DynCorp International, Inc., Term Loan .................      6.25%        07/07/16             38,974
       1,493,715  Transdigm, Inc., Term Loan C ...........................      3.75%        02/28/20          1,502,872
                                                                                                         ---------------
                                                                                                               2,539,339
                                                                                                         ---------------

                  AGRICULTURAL PRODUCTS - 0.5%
         695,500  Pinnacle Operating Corp., Term Loan B ..................      4.75%        11/15/18            698,978
                                                                                                         ---------------

                  ALTERNATIVE CARRIERS - 0.3%
         200,000  Level 3 Financing, Inc., Tranche B 2020 Term
                      Loan ...............................................      4.00%        01/15/20            201,208
         157,936  Telesat Canada, U.S. Term B-2 Loan .....................      3.50%        03/28/19            158,774
                                                                                                         ---------------
                                                                                                                 359,982
                                                                                                         ---------------

                  APPAREL RETAIL - 0.6%
         247,252  Collective Brands, Inc., 2019 Term Loan ................      7.25%        10/09/19            248,489
         498,750  Nieman Marcus Group, Inc., Term Loan ...................      5.00%        10/25/20            504,246
                                                                                                         ---------------
                                                                                                                 752,735
                                                                                                         ---------------

                  APPLICATION SOFTWARE - 2.1%
         539,572  Eagle Parent, Inc., Term B-2 Loan ......................      4.00%        05/16/18            542,437
         565,292  Flexera Software, LLC, Term Loan .......................      5.00%        03/13/19            568,118
         100,000  Genesys, Delayed Draw Term Loan ........................      4.50%        10/21/20            100,125
          50,000  Genesys, Incremental Term Loan .........................      4.50%        10/21/20             50,063
         997,221  Infor, Inc., Tranche B-5 Term Loan .....................      3.75%        06/03/20            999,505
         200,000  Mitchell International, Term Loan ......................      4.50%        10/12/20            201,916
          99,750  Triple Point Technology, Term Loan .....................      5.25%        07/10/20             91,271
         250,000  Verint Systems, Inc., Incremental Term Loan
                      (January 2014) .....................................      3.50%        09/06/19            250,312
                                                                                                         ---------------
                                                                                                               2,803,747
                                                                                                         ---------------

                  ASSET MANAGEMENT & CUSTODY BANKS - 0.7%
         830,622  Hamilton Lane Advisors, LLC, Term Loan .................      5.25%        02/28/18            833,736
         100,000  Nuveen Investments, Inc., Tranche B ....................
                      First-Lien Term Loan ...............................      4.16%        05/13/17             99,739
                                                                                                         ---------------
                                                                                                                 933,475
                                                                                                         ---------------

                  AUTO PARTS & EQUIPMENT - 0.9%
          99,500  Affinia Group, Inc., Term Loan B2 ......................      4.75%        04/25/20             99,873
         142,832  ASP HHI Acquisition, Co., Inc., Term Loan ..............      5.00%        10/05/18            143,844
         298,870  Metaldyne Co., LLC, USD Term Loan ......................      5.00%        12/18/18            300,738
         247,500  Remy International, Inc., Term Loan B ..................      4.25%        03/05/20            248,532
         490,038  Tower Automotive Holdings USA, LLC, Term
                      Loan B (January 2014) ..............................      4.00%        04/23/20            492,184
                                                                                                         ---------------
                                                                                                               1,285,171
                                                                                                         ---------------

                  AUTOMOBILE MANUFACTURERS - 0.4%
         545,674  Chrysler Group, LLC, Term Loan B .......................      3.50%        05/24/17            546,766
                                                                                                         ---------------

                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

    PRINCIPAL                                                                                STATED
      VALUE                             DESCRIPTION                            RATE (a)    MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  AUTOMOTIVE RETAIL - 0.1%
$         99,750  Britax Group, First Lien Term Loan B ...................      4.50%        10/15/20    $       100,280
                                                                                                         ---------------

                  BROADCASTING - 3.5%
         850,638  Clear Channel Communications, Inc., Term
                      Loan B .............................................      3.81%        01/29/16            828,598
         149,362  Clear Channel Communications, Inc., Term
                      Loan D .............................................      6.91%        01/30/19            144,849
          49,131  Cumulus Media Holdings, Inc., Term Loan ................      4.25%        12/31/20             49,602
         716,764  Hubbard Radio, LLC, Tranche 1 Term Loan ................      4.50%        04/29/19            718,857
       1,000,000  Media General, Inc., Term B Loan .......................      4.25%        07/31/20          1,007,920
          23,255  Mission Broadcasting, Inc., Term Loan B2 ...............      3.75%        09/30/20             23,327
         172,063  NEP Holdco, Inc., Delayed Draw Term Loan
                      (January 2014) .....................................      4.25%        01/22/20            172,493
         500,000  NEP Holdco, Inc., Incremental Term Loan
                      (January 2014) .....................................      4.25%        01/22/20            500,625
          28,571  NEP Holdco, Inc., Term Loan, Second Lien ...............      9.50%        07/22/20             29,214
          26,371  Nexstar Broadcasting, Inc., Term Loan B2 ...............      3.75%        09/30/20             26,453
         496,250  Univision Communications, Inc., 2013
                      Incremental Term Loan ..............................      4.00%        03/01/20            498,032
         748,125  Univision Communications, Inc., Term Loan
                      C-4 ................................................      4.00%        03/01/20            752,098
                                                                                                         ---------------
                                                                                                               4,752,068
                                                                                                         ---------------

                  BUILDING PRODUCTS - 1.6%
         646,742  Apex Tool Group, LLC, Term Loan ........................      4.50%        01/31/20            649,368
       1,382,604  Quikrete Holdings, Inc., Term Loan, First
                      Lien ...............................................      4.00%        09/28/20          1,392,683
          98,655  Unifrax Holding Co., New Term Dollar Loan ..............      4.25%        11/28/18             98,951
                                                                                                         ---------------
                                                                                                               2,141,002
                                                                                                         ---------------

                  CASINOS & GAMING - 6.4%
       1,997,500  Bally Technologies, Inc., Term B Loan ..................      4.25%        08/13/19          2,011,862
         619,355  Caesars Entertainment Operating Company,
                      Inc., Term Loan B6 .................................      5.49%        01/28/18            595,095
       1,850,000  Caesars Entertainment Resort Properties,
                      LLC, Term Loan B ...................................      7.00%        10/11/20          1,870,590
         285,714  City Center Holdings, LLC, First Lien Term
                      Loan B .............................................      5.00%        10/16/20            288,929
         995,000  Pinnacle Entertainment, Inc., Term Loan B2 .............      3.75%        08/13/20            999,478
         548,009  ROC Finance, LLC, Term Loan B ..........................      5.00%        06/20/19            534,654
       1,900,000  Scientific Games International, Inc.,
                      Initial Term Loan ..................................      4.25%        05/22/20          1,907,923
         497,494  Station Casinos, Inc., Term Loan B .....................      5.00%        03/02/20            502,220
                                                                                                         ---------------
                                                                                                               8,710,751
                                                                                                         ---------------

                  COAL & CONSUMABLE FUELS - 0.3%
         396,483  Arch Coal, Inc., Term Loan .............................      6.25%        05/16/18            392,320
                                                                                                         ---------------

Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)


    PRINCIPAL                                                                                STATED
      VALUE                             DESCRIPTION                            RATE (a)    MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  COMMODITY CHEMICALS - 0.1%
$        197,815  Tronox, Inc., New Term Loan ............................      4.50%        03/19/20    $       199,942
                                                                                                         ---------------

                  COMMUNICATIONS EQUIPMENT - 1.2%
       1,397,619  Alcatel-Lucent USA, Inc., New Term Loan C ..............      4.50%        01/30/19          1,409,498
         200,000  Mitel Networks, Term Loan B ............................      5.25%        11/10/19            201,250
                                                                                                         ---------------
                                                                                                               1,610,748
                                                                                                         ---------------

                  COMPUTER HARDWARE - 0.6%
         240,487  Dell International, Term Loan B ........................      4.50%        03/24/20            239,259
         563,672  Dell International, Term Loan C ........................      3.75%        09/30/18            562,967
                                                                                                         ---------------
                                                                                                                 802,226
                                                                                                         ---------------

                  CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.1%
         115,518  Navistar International Corp., Term Loan B ..............      5.75%        08/17/17            117,035
                                                                                                         ---------------

                  CONSUMER FINANCE - 2.3%
         347,251  Altisource Solutions S.a.r.l., Term Loan B .............      4.50%        11/27/20            349,855
         597,000  Home Loan Servicing Solutions, Ltd., Initial
                      Term Loan ..........................................      4.50%        06/26/20            606,701
       1,141,375  Ocwen Loan Servicing, LLC, Initial Term Loan ...........      5.00%        02/15/18          1,150,883
       1,089,615  Walter Investment Management Corp., Tranche
                      B Term Loan ........................................      4.75%        12/31/20          1,096,970
                                                                                                         ---------------
                                                                                                               3,204,409
                                                                                                         ---------------

                  DISTRIBUTORS - 0.6%
         497,475  HD Supply, Inc., Term Loan .............................      4.50%        10/12/17            499,335
         199,500  MRC Global, Inc., Term Loan ............................      5.00%        11/18/19            201,806
         143,857  Wesco Distribution, Inc., Tranche B-1 Loan .............      3.75%        12/12/19            144,649
                                                                                                         ---------------
                                                                                                                 845,790
                                                                                                         ---------------

                  DIVERSIFIED CHEMICALS - 1.6%
       2,000,000  Huntsman International, LLC, Term Loan B ...............      3.75%        10/31/20          2,003,120
         179,553  INEOS US Finance, LLC, Term Loan .......................      4.00%        05/04/18            180,258
                                                                                                         ---------------
                                                                                                               2,183,378
                                                                                                         ---------------

                  DIVERSIFIED REAL ESTATE ACTIVITIES - 0.4%
         598,492  Starwood Property Trust, Term Loan .....................      3.50%        04/19/20            597,655
                                                                                                         ---------------

                  DIVERSIFIED REITS - 0.4%
         593,266  iStar Financial, Inc., Term Loan .......................      4.50%        10/15/17            596,108
                                                                                                         ---------------

                  EDUCATION SERVICES - 0.3%
         347,744  Bright Horizons Family Solutions, LLC, Term
                      Loan B..............................................      4.00%        01/30/20            349,336
                                                                                                         ---------------

                  ELECTRIC UTILITIES - 0.1%
         100,000  Texas Competitive Electric Holdings Company,
                      LLC, 2014 Term Loan (Non-Extending) ................   3.66%-3.74%     10/10/14             70,239
                                                                                                         ---------------

                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)


    PRINCIPAL                                                                                STATED
      VALUE                             DESCRIPTION                            RATE (a)    MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  ENVIRONMENTAL & FACILITIES SERVICES - 0.8%
$        198,000  Advanced Disposal Services, Inc., Term Loan B ..........      4.25%        10/09/19    $       198,556
          41,746  EnergySolutions, LLC, Term Loan ........................      7.25%        08/15/16             42,155
         800,000  WTG Holdings III Corp., Term Loan (First
                      Lien) ..............................................      4.75%        01/15/21            805,664
                                                                                                         ---------------
                                                                                                               1,046,375
                                                                                                         ---------------

                  FOOD RETAIL - 0.2%
         333,333  Arby's Restaurant Group, Inc., Term Loan ...............      5.00%        11/15/20            336,147
                                                                                                         ---------------

                  HEALTH CARE EQUIPMENT - 2.0%
         238,427  Biomet, Inc., Term Loan B-2 ............................   3.66%-3.75%     07/25/17            239,784
         487,500  Carestream Health, Inc., Term Loan (First
                      Lien 2013) .........................................      5.00%        06/07/19            494,110
         547,236  DJO Finance, LLC, Term Loan B ..........................      4.75%        09/15/17            551,067
         805,896  Hologic, Inc., Refinancing Tranche B Term
                      Loan ...............................................      3.75%        08/01/19            810,820
          97,500  Ikaria, New Tranche B Loan .............................      7.25%        07/03/18             97,683
         547,622  Kinetic Concepts, Inc., Dollar Term E-1 Loan ...........      4.00%        05/04/18            551,456
                                                                                                         ---------------
                                                                                                               2,744,920
                                                                                                         ---------------

                  HEALTH CARE FACILITIES - 1.8%
         800,000  CHS/Community Health Systems, Inc., Term
                      Loan D .............................................      4.25%        01/27/21            808,304
         248,747  Select Medical Corp., Series C, Term Loan B ............   4.00%-5.25%     06/01/18            249,991
         680,331  Surgical Care Affiliates, Inc., Class C
                      Incremental Term Loan ..............................      4.25%        06/30/18            682,032
         668,335  Surgical Care Affiliates, LLC, Class B Term
                      Loan - Extending ...................................      4.25%        12/29/17            669,170
          49,377  United Surgical Partners International,
                      Inc., New Tranche B Term Loan ......................      4.75%        04/03/19             49,639
                                                                                                         ---------------
                                                                                                               2,459,136
                                                                                                         ---------------

                  HEALTH CARE SERVICES - 3.3%
         998,764  CHG Healthcare Services, Term Loan, First
                      Lien ...............................................      4.25%        11/19/19          1,006,255
         943,507  Envision Healthcare Corp., Initial Term Loan ...........      4.00%        05/25/18            948,092
         250,000  Gentiva Health Services, Inc, Initial Term
                      Loan C .............................................      5.75%        10/18/18            249,688
         895,116  Healogics, Inc., Term B Loan (First Lien) ..............      5.25%        02/05/19            897,917
         332,500  Heartland Dental Care, LLC, Incremental Term
                      Loan ...............................................      5.50%        12/21/18            334,681
          49,500  Heartland Dental Care, LLC, Term Loan B ................      5.50%        12/21/18             49,825
         247,501  Sheridan Holdings, Inc., Incremental Term
                      Loan (First Lien) ..................................      4.50%        06/29/18            249,047
         748,125  U.S. Renal Care, Inc., Term Loan B .....................      4.25%        07/03/19            753,736
                                                                                                         ---------------
                                                                                                               4,489,241
                                                                                                         ---------------

Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)


    PRINCIPAL                                                                                STATED
      VALUE                             DESCRIPTION                            RATE (a)    MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE SUPPLIES - 0.7%
$        256,410  1-800 Contacts, Term Loan B ............................      4.25%        02/15/21    $       257,051
         196,953  ConvaTec, Inc., Term Loan B ............................      4.00%        12/22/16            199,169
         496,035  Sage Products, Inc., Replacement Term Loan
                      (First Lien) .......................................      4.25%        12/13/19            498,207
                                                                                                         ---------------
                                                                                                                 954,427
                                                                                                         ---------------

                  HEALTH CARE TECHNOLOGY - 0.7%
         125,000  Healthport, Initial Term Loan ..........................      5.25%        10/04/19            125,547
         299,367  Trizetto Group, Inc., Term Loan ........................      4.75%        05/02/18            297,496
          50,000  Trizetto Group, Inc., Term Loan, Second Lien ...........      8.50%        03/28/19             49,000
         546,870  Truven Health Analytics, Inc., Term Loan B .............      4.50%        05/31/19            547,849
                                                                                                         ---------------
                                                                                                               1,019,892
                                                                                                         ---------------

                  HOME ENTERTAINMENT SOFTWARE - 0.6%
         747,500  Activision Blizzard, Term Loan .........................      3.25%        10/12/20            752,486
                                                                                                         ---------------

                  HOMEFURNISHING RETAIL - 1.3%
       1,668,598  Serta Simmons Holdings, LLC, Term Loan B ...............      4.25%        10/01/19          1,682,013
          42,371  Tempur-Pedic International, Inc., Term Loan B ..........      3.50%        03/18/20             42,456
                                                                                                         ---------------
                                                                                                               1,724,469
                                                                                                         ---------------

                  HOTELS, RESORTS & CRUISE LINES - 1.4%
       1,100,000  Four Seasons, Term Loan (December 2013) ................      3.50%        06/27/20          1,104,818
         868,421  Hilton Worldwide, Term Loan ............................      3.75%        09/23/20            873,432
                                                                                                         ---------------
                                                                                                               1,978,250
                                                                                                         ---------------

                  HYPERMARKETS & SUPER CENTERS - 1.6%
       1,911,660  BJ's Wholesale Club, Inc., Replacement Loan,
                      First Lien .........................................      4.50%        09/26/19          1,928,158
         232,246  BJ's Wholesale Club, Inc., Replacement Loan,
                      Second Lien ........................................      8.50%        03/26/20            238,731
                                                                                                         ---------------
                                                                                                               2,166,889
                                                                                                         ---------------

                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.6%
         200,000  Calpine Corp., Delayed Draw Term Loan ..................      4.00%        10/31/20            202,000
         644,852  Calpine Corp., Term Loan ...............................      4.00%        10/09/19            649,489
                                                                                                         ---------------
                                                                                                                 851,489
                                                                                                         ---------------

                  INDUSTRIAL CONGLOMERATES - 0.8%
         195,015  Accudyne Industries, LLC, Refinancing Term
                      Loan ...............................................      4.00%        12/13/19            195,746
         468,825  Gardner Denver, Inc., Term Loan ........................      4.25%        07/30/20            468,061
         375,000  Southwire Company, Term Loan B .........................      3.25%        12/20/20            375,469
          49,501  Tomkins Air Distribution, Term Loan B ..................      4.25%        11/09/18             49,779
                                                                                                         ---------------
                                                                                                               1,089,055
                                                                                                         ---------------

                See Notes to Quarterly Portfolio of Investments           Page 5

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)


    PRINCIPAL                                                                                STATED
      VALUE                             DESCRIPTION                            RATE (a)    MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  INDUSTRIAL MACHINERY - 0.4%
$        500,000  Husky Injection Molding Systems, Ltd., New
                      Term Loan ..........................................      4.25%        06/30/18    $       502,815
          54,130  Mirror Bidco Corp., Term Loan B ........................      4.25%        12/28/19             54,400
                                                                                                         ---------------
                                                                                                                 557,215
                                                                                                         ---------------

                  INSURANCE BROKERS - 1.6%
         325,676  Amwins Group, LLC, New Term Loan (First
                      Lien) ..............................................      5.00%        09/06/19            327,956
         840,897  Confie Seguros Holding II Co., Term B Loan
                      (First Lien) .......................................      5.75%        11/09/18            841,527
         298,500  Cooper Gay Swett & Crawford, Ltd., Term
                      Loan, First Lien ...................................      5.00%        04/16/20            293,650
         180,000  Cooper Gay Swett & Crawford, Ltd., Term
                      Loan, Second Lien ..................................      8.25%        10/16/20            172,350
         473,813  HUB International Limited, Term Loan B .................      4.75%        10/02/20            478,849
          99,625  USI, Inc., Initial Term Loan ...........................      4.25%        12/27/19            100,322
                                                                                                         ---------------
                                                                                                               2,214,654
                                                                                                         ---------------

                  INTEGRATED TELECOMMUNICATION SERVICES - 1.4%
         497,103  Avaya, Inc., Term Loan B3 ..............................      4.74%        10/26/17            485,450
       1,397,750  Cincinnati Bell, Inc., Term Loan B .....................      4.00%        09/10/20          1,404,152
                                                                                                         ---------------
                                                                                                               1,889,602
                                                                                                         ---------------

                  IT CONSULTING & OTHER SERVICES - 0.0%
          39,038  Sirius Computer Solutions, Inc., Term Loan .............      7.00%        12/07/18             39,526
                                                                                                         ---------------

                  LEISURE PRODUCTS - 0.1%
         193,847  Live Nation Entertainment, Inc., Term Loan B-1 .........      3.50%        08/17/20            194,696
                                                                                                         ---------------

                  LIFE SCIENCES TOOLS & SERVICES - 1.8%
         646,734  Immucor, Inc., Term B-2 Loan ...........................      5.00%        08/19/18            651,313
       1,000,000  inVentiv Health, Inc., Term Loan .......................      7.50%        08/04/16            996,000
         836,191  Quintiles Transnational Holdings, Inc., Term
                      Loan B3 ............................................      3.75%        06/08/18            838,482
                                                                                                         ---------------
                                                                                                               2,485,795
                                                                                                         ---------------

                  MANAGED HEALTH CARE - 0.7%
         990,401  MultiPlan, Inc., Term Loan B1 ..........................      4.00%        08/26/17            996,839
                                                                                                         ---------------

                  METAL & GLASS CONTAINERS - 0.9%
         166,667  Ardagh Holdings USA, Inc., Term Loan ...................      4.25%        12/17/19            167,188
         250,000  Ardagh Holdings USA, Inc., Term Loan B .................      4.00%        12/17/19            250,625
         149,250  Berlin Packaging, LLC, Term Loan B .....................      4.75%        04/02/19            151,116
         586,478  Filtration Group, Term Loan B ..........................      4.50%        11/20/20            592,343
          50,000  Filtration Group, Initial Term Loan, Second
                      Lien ...............................................      8.25%        11/22/21             51,250
                                                                                                         ---------------
                                                                                                               1,212,522
                                                                                                         ---------------

                  MOVIES & ENTERTAINMENT - 0.8%
         497,494  Alpha Topco, Ltd., New Facility B (USD) ................      4.50%        04/30/19            503,091
         297,750  AMC Entertainment, Inc., Initial Term Loan .............      3.50%        04/30/20            298,369

Page 6          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)


    PRINCIPAL                                                                                STATED
      VALUE                             DESCRIPTION                            RATE (a)    MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  MOVIES & ENTERTAINMENT (CONTINUED)
$        125,000  Lions Gate Entertainment Corp., Loan ...................      5.00%        07/19/20    $       124,375
         100,000  TWCC Holding Corp., Term Loan, Second Lien .............      7.00%        06/26/20            100,750
          90,000  Village Roadshow Films Ltd., Ultimates
                      Facility Tranche A-2 ...............................      4.75%        11/21/17             90,900
                                                                                                         ---------------
                                                                                                               1,117,485
                                                                                                         ---------------

                  OIL & GAS STORAGE & TRANSPORTATION - 0.1%
         199,500  Fieldwood Energy, LLC, Term Loan, First Lien ...........      3.88%        09/28/18            200,697
                                                                                                         ---------------

                  OTHER DIVERSIFIED FINANCIAL SERVICES - 3.1%
         750,000  American Beacon Advisors, Initial Term Loan ............      4.75%        11/22/19            750,938
       1,000,000  First Data Corp., 2021 Extended Term Loan ..............      4.16%        03/31/21            997,500
         623,438  Guggenheim Investment Management Holdings,
                      LLC, Initial Term Loan .............................      4.25%        07/22/20            630,133
         255,968  Moneygram International, Inc., Term Loan ...............      4.25%        03/27/20            258,129
         479,056  National Finance Partners Corp., Term Loan B ...........      5.25%        07/01/20            482,797
       1,000,000  SAM Finance Lux S.a.r.l., US Term Loan .................      4.25%        12/17/20          1,003,440
         148,503  Transfirst Holdings, Inc., Term B-1 Loan ...............      4.75%        12/27/17            148,596
                                                                                                         ---------------
                                                                                                               4,271,533
                                                                                                         ---------------

                  PACKAGED FOODS & MEATS - 3.3%
         118,685  Bellisio Foods, Inc., Delayed Draw Term Loan ...........      5.25%        08/01/19            118,685
         164,334  Bellisio Foods, Inc., Term Loan B ......................      5.25%        08/01/19            164,334
         737,313  Blue Buffalo Company, Ltd., Term Loan B3 ...............      4.00%        08/08/19            744,074
         974,590  Boulder Brands, Inc., Term Loan ........................      5.00%        07/09/20            979,054
         400,000  Del Monte Consumer Products, Term Loan B ...............      4.25%        02/18/21            401,376
         347,106  Ferrara Candy Co., Term Loan B .........................      7.50%        06/06/18            331,487
         149,250  H.J. Heinz Co., Term Loan B2 ...........................      3.50%        06/07/20            150,641
         523,688  JBS USA, LLC, Incremental Term Loan ....................      3.75%        09/18/20            521,724
         992,000  New HB Acquistion, LLC, Term Loan B ....................      6.75%        04/09/20          1,029,200
                                                                                                         ---------------
                                                                                                               4,440,575
                                                                                                         ---------------

                  PAPER PACKAGING - 0.1%
         150,000  Exopack Holding Corp., USD Term Loan ...................      5.25%        04/30/19            152,000
          49,500  Reynolds Consumer Products Holdings, Inc.,
                      Incremental Term Loan ..............................      4.00%        12/01/18             50,026
                                                                                                         ---------------
                                                                                                                 202,026
                                                                                                         ---------------

                  PHARMACEUTICALS - 3.4%
         227,273  Akorn, Inc., Term Loan B ...............................      4.50%        08/27/20            228,977
          99,000  Catalent Pharma Solutions, Inc., C Term Loan ...........      4.25%        09/15/17             99,593
         500,000  Endo Pharmaceuticals Holdings, Inc., Term
                      Loan B .............................................      4.00%        06/17/18            501,460
         600,000  Endo Pharmaceuticals Holdings, Inc., Term Loan B........      3.25%        12/31/20            601,500

                See Notes to Quarterly Portfolio of Investments           Page 7

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)


    PRINCIPAL                                                                                STATED
      VALUE                             DESCRIPTION                            RATE (a)    MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  PHARMACEUTICALS (CONTINUED)
$        375,000  Jazz Pharmaceuticals, Inc., Tranche 2 Term
                      Loan ...............................................      3.25%        06/12/18    $       376,219
         843,737  Par Pharmaceutical, Inc., Additional Term
                      B-1 Loan ...........................................      4.25%        09/30/19            845,585
         600,000  Patheon, Inc., Term Loan B .............................      4.25%        01/31/21            598,500
         400,000  Salix Pharmaceuticals, Term Loan .......................      4.25%        01/02/20            404,400
         921,875  Valeant Pharmaceuticals International, Inc.,
                      Term Loan B - Series E .............................      3.75%        08/05/20            930,946
                                                                                                         ---------------
                                                                                                               4,587,180
                                                                                                         ---------------

                  PROPERTY & CASUALTY INSURANCE - 0.6%
         595,489  Cunningham Lindsey U.S., Inc., Initial Term
                      Loan (First Lien) ..................................      5.00%        12/10/19            594,494
         125,000  Sedgwick CMS Holdings, Inc., Additional Term
                      Loan B (Second Lien) ...............................      8.00%        12/12/18            127,031
         142,143  Sedgwick CMS Holdings, Inc., Term Loan B
                      (First Lien) .......................................      4.25%        06/12/18            143,121
                                                                                                         ---------------
                                                                                                                 864,646
                                                                                                         ---------------

                  PUBLISHING - 2.8%
          89,250  McGraw Hill Global Education, LLC, Term Loan B .........      9.00%        03/22/19             90,826
       1,250,000  MergerMarket Group, Term Loan B ........................      4.50%        02/15/21          1,251,563
       2,500,000  Tribune Co., Term Loan .................................      4.00%        07/01/20          2,493,225
                                                                                                         ---------------
                                                                                                               3,835,614
                                                                                                         ---------------

                  REAL ESTATE SERVICES - 0.2%
         248,125  Realogy Corp., Term Loan B .............................      4.50%        02/12/20            249,738
                                                                                                         ---------------

                  RESEARCH & CONSULTING SERVICES - 1.3%
         845,480  Advantage Sales & Marketing, Inc., Term
                      Loan, First Lien ...................................      4.25%        12/18/17            850,012
         152,105  Advantage Sales & Marketing, Inc., Term
                      Loan, Second Lien ..................................      8.25%        06/17/18            154,102
         400,000  CPA Global, Term Loan B ................................      4.50%        12/03/20            402,832
         415,679  Information Resources, Inc., Term Loan .................      4.75%        09/30/20            419,491
                                                                                                         ---------------
                                                                                                               1,826,437
                                                                                                         ---------------

                  RESTAURANTS - 0.3%
         417,483  Focus Brands, Inc., Refinancing Term Loan
                      (First Lien) .......................................   4.25%-5.50%     02/21/18            418,005
          50,000  Focus Brands, Inc., Term Loan, Second Lien .............     10.25%        08/21/18             50,937
                                                                                                         ---------------
                                                                                                                 468,942
                                                                                                         ---------------

                  RETAIL REITS - 0.1%
         100,000  Capital Automotive L.P., Term Loan, Second .............      6.00%        04/30/20            103,375
                      Lien ...............................................
                                                                                                         ---------------

                  SECURITY & ALARM SERVICES - 0.1%
          30,556  Garda World Security, Delayed Draw Term Loan ...........      4.00%        10/18/20             30,689

Page 8          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)


    PRINCIPAL                                                                                STATED
      VALUE                             DESCRIPTION                            RATE (a)    MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  SECURITY & ALARM SERVICES (CONTINUED)
$        119,146  Garda World Security, Term Loan B ......................      4.00%        10/18/20    $       119,668
                                                                                                         ---------------
                                                                                                                 150,357
                                                                                                         ---------------

                  SEMICONDUCTORS - 0.4%
         248,125  Freescale Semiconductor, Inc., Term Loan B-4 ...........      5.00%        03/01/20            249,986
         239,400  Freescale Semiconductor, Inc., Term Loan B-5 ...........      5.00%        01/15/21            242,263
                                                                                                         ---------------
                                                                                                                 492,249
                                                                                                         ---------------

                  SPECIALIZED CONSUMER SERVICES - 1.2%
         921,333  Asurion Corp., Incremental Tranche B-1 Term
                      Loan ...............................................      4.50%        05/24/19            920,762
         750,000  Coinmach Services, Term Loan B .........................      4.25%        11/14/19            756,247
                                                                                                         ---------------
                                                                                                               1,677,009
                                                                                                         ---------------

                  SPECIALIZED FINANCE - 1.5%
         739,885  AlixPartners, LLP, Term Loan B-2 (January
                      2014) ..............................................      5.00%        07/20/20            744,051
         746,875  Duff & Phelps Corp., Initial Term Loan .................      4.50%        04/23/20            748,122
         534,481  Fly Funding II S.a.r.l., Loan ..........................      4.50%        08/09/19            540,494
                                                                                                         ---------------
                                                                                                               2,032,667
                                                                                                         ---------------

                  SPECIALTY CHEMICALS - 1.3%
          65,510  AI Chem & Cy S.C.A., Term Loan B1 ......................      4.50%        10/04/19             65,837
          33,989  AI Chem & Cy S.C.A., Term Loan B2 ......................      4.50%        10/04/19             34,159
         398,247  Axalta Coating Systems Dutch Holdings B.B.V.
                      & Axalta Coating Systems U.S. Holdings,
                      Inc., Term Loan B ..................................      4.00%        02/01/20            401,317
          43,058  AZ Chemicals, Inc., Term Loan ..........................      5.25%        12/22/17             43,435
         398,000  Macdermid, Inc., Tranche B Term Loan (First
                      Lien) ..............................................      4.00%        06/07/20            400,655
         147,956  Nusil Technology, LLC, Term Loan .......................      5.25%        04/07/17            146,338
          49,364  Omnova Solutions, Inc., Term B-1 Loan ..................      4.25%        05/31/18             49,611
         646,750  Tata Chemicals, Term Loan ..............................      3.75%        08/07/20            648,367
                                                                                                         ---------------
                                                                                                               1,789,719
                                                                                                         ---------------

                  STEEL - 0.9%
       1,192,864  FMG Resources, Term Loan ...............................      4.25%        06/30/19          1,205,294
                                                                                                         ---------------

                  SYSTEMS SOFTWARE - 2.5%
         193,548  Applied Systems, Inc., Initial Term Loan
                      (First Lien) .......................................      4.25%        01/25/21            195,364
         225,000  Applied Systems, Inc., Initial Term Loan
                      (Second Lien) ......................................      7.50%        01/24/22            230,063
         696,500  Blue Coat Systems, Inc., New Term Loan .................      4.50%        05/31/19            699,328
       1,877,778  BMC Software, Initial Term Loan ........................      5.00%        09/10/20          1,874,848
          99,000  Sungard Data Systems, Inc., Term Loan D ................      4.50%        01/31/20             99,272
         248,750  Websense, Term Loan (First Lien) .......................      4.50%        06/25/20            249,372
                                                                                                         ---------------
                                                                                                               3,348,247
                                                                                                         ---------------

                See Notes to Quarterly Portfolio of Investments           Page 9

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)


    PRINCIPAL                                                                                STATED
      VALUE                             DESCRIPTION                            RATE (a)    MATURITY (b)       VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  TRUCKING - 0.1%
$        148,875  SIRVA, Inc., Loan ......................................      7.50%        03/27/19    $       151,853
                                                                                                         ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 0.8%
         746,250  Cricket Communications, Inc., Term Loan C ..............      4.75%        03/08/20            746,914
          99,500  LTS Buyer, LLC, Term Loan B ............................      4.00%        04/01/20             99,749
          79,063  LTS Buyer, LLC, Term Loan, Second Lien .................      8.00%        04/12/21             80,545
         145,428  Syniverse Holdings, Inc., Tranche B Term
                      Loan ...............................................      4.00%        04/23/19            146,119
                                                                                                         ---------------
                                                                                                               1,073,327
                                                                                                         ---------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS ...........................................      101,886,075
                  (Cost $101,444,469)                                                                    ---------------

   PRINCIPAL                                                                    STATED        STATED
     VALUE                              DESCRIPTION                             COUPON       MATURITY         VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

CORPORATE BONDS AND NOTES - 21.0%

                  AEROSPACE & DEFENSE - 0.1%
         100,000  GenCorp, Inc............................................      7.13%        03/15/21            107,750
                                                                                                         ---------------

                  AGRICULTURAL PRODUCTS - 0.1%
         125,000  Pinnacle Operating Corp. (c) ...........................      9.00%        11/15/20            135,000
                                                                                                         ---------------

                  AIRLINES - 0.4%
         540,000  United Continental Holdings, Inc........................      6.38%        06/01/18            569,025
                                                                                                         ---------------

                  APPLICATION SOFTWARE - 0.6%
         100,000  ACI Worldwide, Inc. (c) ................................      6.38%        08/15/20            104,750
          62,000  Audatex North America, Inc. (c) ........................      6.00%        06/15/21             64,945
          63,000  Audatex North America, Inc. (c) ........................      6.13%        11/01/23             65,520
         350,000  Epicor Software Corp....................................      8.63%        05/01/19            381,500
         250,000  Nuance Communications, Inc. (c) ........................      5.38%        08/15/20            245,625
                                                                                                         ---------------
                                                                                                                 862,340
                                                                                                         ---------------

                  AUTO PARTS & EQUIPMENT - 0.4%
         250,000  American Axle & Manufacturing, Inc......................      6.25%        03/15/21            266,875
         250,000  Dana Holding Corp.......................................      5.38%        09/15/21            252,500
                                                                                                         ---------------
                                                                                                                 519,375
                                                                                                         ---------------

                  AUTOMOBILE MANUFACTURERS - 0.0%
          50,000  Chrysler Group LLC/Chrysler Group
                      Co-Issuer, Inc......................................      8.25%        06/15/21             56,313
                                                                                                         ---------------

                  AUTOMOTIVE RETAIL - 0.1%
         100,000  Sonic Automotive, Inc...................................      5.00%        05/15/23             94,500
                                                                                                         ---------------

                  BROADCASTING - 0.3%
         188,000  Nexstar Broadcasting, Inc...............................      6.88%        11/15/20            201,630
         250,000  Sinclair Television Group, Inc..........................      6.38%        11/01/21            260,000
                                                                                                         ---------------
                                                                                                                 461,630
                                                                                                         ---------------

                  BUILDING PRODUCTS - 0.4%
         250,000  Allegion US Holding Co., Inc. (c) ......................      5.75%        10/01/21            259,375

Page 10         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)


   PRINCIPAL                                                                    STATED        STATED
     VALUE                              DESCRIPTION                             COUPON       MATURITY         VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

CORPORATE BONDS AND NOTES (CONTINUED)

                  BUILDING PRODUCTS (CONTINUED)
$        125,000  American Builders & Contractors Supply
                      Co., Inc. (c) ......................................      5.63%        04/15/21    $       126,563
         100,000  Apex Tool Group, LLC (c) ...............................      7.00%        02/01/21            103,000
                                                                                                         ---------------
                                                                                                                 488,938
                                                                                                         ---------------

                  CABLE & SATELLITE - 0.8%
          50,000  CCO Holdings, LLC/CCO Holdings Capital
                      Corp. (c) ..........................................      5.25%        03/15/21             48,812
         500,000  CCO Holdings, LLC/CCO Holdings Capital
                      Corp................................................      6.50%        04/30/21            525,000
         500,000  Cequel Communications Holdings,
                      LLC/Cequel Capital Corp. (c) .......................      5.13%        12/15/21            472,500
                                                                                                         ---------------
                                                                                                               1,046,312
                                                                                                         ---------------

                  CASINOS & GAMING - 1.4%
         500,000  Caesars Entertainment Resort Properties,
                      LLC (c) ............................................      8.00%        10/01/20            521,250
         125,000  Churchill Downs, Inc. (c) ..............................      5.38%        12/15/21            126,562
          50,000  MGM Resorts International ..............................      8.63%        02/01/19             59,125
         500,000  MGM Resorts International ..............................      7.75%        03/15/22            565,000
         125,000  PNK Finance Corp. (c) ..................................      6.38%        08/01/21            128,750
         500,000  Station Casinos, LLC ...................................      7.50%        03/01/21            535,000
                                                                                                         ---------------
                                                                                                               1,935,687
                                                                                                         ---------------

                  CONSUMER FINANCE - 0.8%
         125,000  Nationstar Mortgage, LLC/Nationstar
                      Capital Corp........................................      6.50%        08/01/18            126,875
         400,000  Nationstar Mortgage, LLC/Nationstar
                      Capital Corp........................................      6.50%        07/01/21            378,000
         600,000  Nationstar Mortgage, LLC/Nationstar
                      Capital Corp........................................      6.50%        06/01/22            559,500
                                                                                                         ---------------
                                                                                                               1,064,375
                                                                                                         ---------------

                  FOOD DISTRIBUTORS - 0.2%
         312,000  KeHE Distributors LLC/KeHE Finance Corp. (c) ...........      7.63%        08/15/21            331,305
                                                                                                         ---------------

                  HEALTH CARE EQUIPMENT - 1.0%
         333,000  Alere, Inc..............................................      6.50%        06/15/20            343,822
         400,000  Kinetic Concepts, Inc./KCI USA, Inc.....................     10.50%        11/01/18            462,000
         500,000  Kinetic Concepts, Inc./KCI USA, Inc.....................     12.50%        11/01/19            570,000
                                                                                                         ---------------
                                                                                                               1,375,822
                                                                                                         ---------------

                  HEALTH CARE FACILITIES - 4.6%
       1,000,000  CHS/Community Health Systems, Inc.......................      8.00%        11/15/19          1,102,500
         600,000  CHS/Community Health Systems, Inc. (c) .................      6.88%        02/01/22            616,125
       1,000,000  HCA Holdings, Inc.......................................      7.75%        05/15/21          1,100,000
       1,000,000  Select Medical Corp.....................................      6.38%        06/01/21          1,008,750
         500,000  Tenet Healthcare Corp. (c) .............................      6.00%        10/01/20            527,187
       1,500,000  Tenet Healthcare Corp...................................      8.13%        04/01/22          1,640,625

                See Notes to Quarterly Portfolio of Investments          Page 11

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)


   PRINCIPAL                                                                    STATED        STATED
     VALUE                              DESCRIPTION                             COUPON       MATURITY         VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

CORPORATE BONDS AND NOTES (CONTINUED)

                  HEALTH CARE FACILITIES (CONTINUED)
$        250,000  Vantage Oncology, LLC/Vantage Oncology
                      Finance Corp. (c) ..................................      9.50%        06/15/17    $       257,500
                                                                                                         ---------------
                                                                                                               6,252,687
                                                                                                         ---------------

                  HOME ENTERTAINMENT SOFTWARE - 0.2%
         125,000  Activision Blizzard, Inc. (c) ..........................      5.63%        09/15/21            129,688
         125,000  Activision Blizzard, Inc. (c) ..........................      6.13%        09/15/23            130,625
                                                                                                         ---------------
                                                                                                                 260,313
                                                                                                         ---------------

                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
         500,000  NRG Energy, Inc. (c) ...................................      6.25%        07/15/22            502,500
                                                                                                         ---------------

                  INTEGRATED TELECOMMUNICATION SERVICES - 1.5%
       1,500,000  T-Mobile USA, Inc.......................................      6.46%        04/28/19          1,582,500
         500,000  Windstream Corp.........................................      7.75%        10/01/21            527,500
                                                                                                         ---------------
                                                                                                               2,110,000
                                                                                                         ---------------

                  LEISURE PRODUCTS - 0.3%
         424,000  Live Nation Entertainment, Inc. (c) ....................      7.00%        09/01/20            462,160
                                                                                                         ---------------

                  LIFE SCIENCES TOOLS & SERVICES - 0.5%
         500,000  Immucor, Inc............................................     11.13%        08/15/19            564,375
         100,000  Inventiv Health, Inc. (c) ..............................      9.00%        01/15/18            105,500
                                                                                                         ---------------
                                                                                                                 669,875
                                                                                                         ---------------

                  MANAGED HEALTH CARE - 0.1%
         100,000  MPH Intermediate Holding Co. 2 (c) (d) .................      8.38%        08/01/18            103,375
                                                                                                         ---------------

                  MOVIES & ENTERTAINMENT - 0.1%
         125,000  Cinemark USA, Inc.......................................      4.88%        06/01/23            118,750
                                                                                                         ---------------

                  OFFICE REITS - 0.3%
         375,000  Dupont Fabros Technology L.P............................      5.88%        09/15/21            390,938
                                                                                                         ---------------

                  OIL & GAS EQUIPMENT & SERVICES - 0.1%
         200,000  Access Midstream Partners L.P./ACMP
                      Finance Corp........................................      5.88%        04/15/21            213,000
                                                                                                         ---------------

                  OIL & GAS EXPLORATION & PRODUCTION - 0.2%
         250,000  Oasis Petroleum, Inc. (c) ..............................      6.88%        03/15/22            266,250
                                                                                                         ---------------

                  OIL & GAS REFINING & MARKETING - 0.0%
          62,500  Murphy Oil USA, Inc. (c) ...............................      6.00%        08/15/23             62,656
                                                                                                         ---------------

                  OIL & GAS STORAGE & TRANSPORTATION - 0.2%
          62,000  Crestwood Midstream Partners, ..........................
                      L.P./Crestwood Midstream Finance Corp. (c) .........      6.13%        03/01/22             63,550
         175,000  Tesoro Logistics, L.P./Tesoro Logistics
                      Finance Corp........................................      6.13%        10/15/21            180,688
                                                                                                         ---------------
                                                                                                                 244,238
                                                                                                         ---------------

Page 12         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)


   PRINCIPAL                                                                    STATED        STATED
     VALUE                              DESCRIPTION                             COUPON       MATURITY         VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

CORPORATE BONDS AND NOTES (CONTINUED)

                  OTHER DIVERSIFIED FINANCIAL SERVICES - 0.4%
$        500,000  Icahn Enterprises L.P./Icahn Enterprises
                      Finance Corp. (c) ..................................      3.50%        03/15/17    $       501,875
                                                                                                         ---------------

                  PACKAGED FOODS & MEATS - 0.8%
         500,000  Darling International, Inc. (c) ........................      5.38%        01/15/22            504,375
         500,000  JBS USA, LLC/JBS USA Finance, Inc. (c) .................      7.25%        06/01/21            521,250
          88,000  Wells Enterprises, Inc. (c) ............................      6.75%        02/01/20             90,200
                                                                                                         ---------------
                                                                                                               1,115,825
                                                                                                         ---------------

                  PAPER PACKAGING - 0.4%
         500,000  Reynolds Group Issuer, Inc./Reynolds
                      Group Issuer, LLC ..................................      5.75%        10/15/20            513,750
                                                                                                         ---------------

                  PHARMACEUTICALS - 0.7%
         125,000  Forest Laboratories, Inc. (c) ..........................      5.00%        12/15/21            124,688
         250,000  Healthcare Technology Intermediate,
                      (c) (e) ............................................      7.38%        09/01/18            259,687
         500,000  Par Pharmaceutical Cos., Inc............................      7.38%        10/15/20            530,000
                                                                                                         ---------------
                                                                                                                 914,375
                                                                                                         ---------------

                  RAILROADS - 0.1%
         125,000  Watco Cos., LLC/Watco Finance Corp. (c) ................      6.38%        04/01/23            124,375
                                                                                                         ---------------

                  RESTAURANTS - 0.2%
         300,000  Seminole Hard Rock Entertainment,
                      Inc./Seminole Hard Rock International LLC (c) ......      5.88%        05/15/21            297,000
                                                                                                         ---------------

                  SEMICONDUCTORS - 0.1%
         125,000  Magnachip Semiconductor Corp............................      6.63%        07/15/21            128,906
                                                                                                         ---------------

                  SPECIALIZED CONSUMER SERVICES - 0.2%
         250,000  ARAMARK Corp. (c) ......................................      5.75%        03/15/20            260,625
                                                                                                         ---------------

                  SPECIALTY CHEMICALS - 0.7%
         500,000  Chemtura Corp...........................................      5.75%        07/15/21            512,500
         400,000  Hexion U.S. Finance Corp................................      6.63%        04/15/20            417,000
                                                                                                         ---------------
                                                                                                                 929,500
                                                                                                         ---------------

                  SYSTEMS SOFTWARE - 0.1%
         125,000  BMC Software (c) .......................................      8.13%        07/15/21            129,688
                                                                                                         ---------------

                  TIRES & RUBBER - 0.2%
         250,000  Goodyear Tire & Rubber (The) Co.........................      6.50%        03/01/21            267,813
                                                                                                         ---------------

                  TRADING COMPANIES & DISTRIBUTORS - 0.4%
         600,000  BlueLine Rental Finance Corp. (c) ......................      7.00%        02/01/19            621,750
                                                                                                         ---------------

                  TRUCKING - 0.1%
         125,000  Avis Budget Car Rental Car, LLC ........................      5.50%        04/01/23            121,250
                                                                                                         ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 1.5%
         200,000  Metro PCS Wireless, Inc. (c) ...........................      6.63%        04/01/23            208,250
       1,350,000  Sprint Corp. (c) .......................................      7.25%        09/15/21          1,459,687

                See Notes to Quarterly Portfolio of Investments          Page 13

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)


   PRINCIPAL                                                                    STATED        STATED
     VALUE                              DESCRIPTION                             COUPON       MATURITY         VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------

CORPORATE BONDS AND NOTES (CONTINUED)

                  WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
$        250,000  Sprint Corp. (c) .......................................      7.88%        09/15/23    $       267,500
         100,000  T-Mobile USA, Inc. (c) .................................      5.25%        09/01/18            105,875
                                                                                                         ---------------
                                                                                                               2,041,312
                                                                                                         ---------------
                  TOTAL CORPORATE BONDS AND NOTES .....................................................       28,673,158
                  (Cost $28,021,808)                                                                     ---------------


FOREIGN CORPORATE BONDS AND NOTES - 2.6%

                  ALTERNATIVE CARRIERS - 1.0%
         125,000  Intelsat Luxembourg S.A. (c) ...........................      6.75%        06/01/18            133,438
       1,125,000  Intelsat Luxembourg S.A. (c) ...........................      7.75%        06/01/21          1,210,781
                                                                                                         ---------------
                                                                                                               1,344,219
                                                                                                         ---------------

                  CABLE & SATELLITE - 0.0%
          50,000  Cogeco Cable, Inc. (c) .................................      4.88%        05/01/20             49,188
                                                                                                         ---------------

                  DIVERSIFIED CHEMICALS - 0.4%
          50,000  INEOS Finance PLC (c) ..................................      8.38%        02/15/19             55,312
         417,000  INEOS Group Holdings S.A. (c) ..........................      6.13%        08/15/18            425,340
                                                                                                         ---------------
                                                                                                                 480,652
                                                                                                         ---------------

                  METAL & GLASS CONTAINERS - 0.1%
          62,000  Ardagh Packaging Finance PLC/Ardagh
                      Holdings USA, Inc. (c) .............................      6.25%        01/31/19             62,853
         114,706  Ardagh Packaging Finance PLC/Ardagh
                      Holdings USA, Inc. (c) .............................      7.00%        11/15/20            116,713
                                                                                                         ---------------
                                                                                                                 179,566
                                                                                                         ---------------

                  MOVIES & ENTERTAINMENT - 0.1%
         125,000  Nielsen Luxembourg S.a.rl. (c) .........................      5.50%        10/01/21            129,063
                                                                                                         ---------------

                  PHARMACEUTICALS - 0.6%
         800,000  Capsugel S.A. (c) (f) ..................................      7.00%        05/15/19            818,500
                                                                                                         ---------------

                  SECURITY & ALARM SERVICES - 0.2%
         250,000  Garda World Security Corp. (c) .........................      7.25%        11/15/21            257,812
                                                                                                         ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 0.2%
         250,000  SoftBank Corp. (c) .....................................      4.50%        04/15/20            247,187
                                                                                                         ---------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES .............................................        3,506,187
                  (Cost $3,459,579)                                                                      ---------------

                  TOTAL INVESTMENTS - 98.2% ...........................................................      134,065,420
                  (Cost $132,925,856) (g)

                  NET OTHER ASSETS AND LIABILITIES - 1.8% .............................................        2,389,327
                                                                                                         ---------------
                  NET ASSETS - 100.0% .................................................................  $   136,454,747
                                                                                                         ===============

Page 14         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)


---------------------------------------

(a) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at January 31, 2014. When a range of rates is disclosed the Fund holds more than one contract within the same tranche at varying rates.

(b) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2014, securities noted as such amounted to $14,944,085 or 10.95% of net assets.

(d) These notes are Senior Payment-in-Kind ("PIK") Toggle Notes ("Notes") whereby the issuer may, at its option, elect to pay interest on the Notes
      (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 8.375% per annum ("Cash Interest Rate") and PIK Interest will accrue on the Notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points.

(e) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the Notes (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 7.375% per annum and PIK Interest will accrue on the Notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points.

(f) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the Notes (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 7.000% per annum and PIK Interest will accrue on the Notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,396,801 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $257,237.


                See Notes to Quarterly Portfolio of Investments          Page 15

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     1/31/2014       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
Senior Floating-Rate Loan Interests* .............  $101,886,075  $         --  $101,886,075  $         --
Corporate Bonds and Notes* .......................    28,673,158            --    28,673,158            --
Foreign Corporate Bonds and Notes* ...............     3,506,187            --     3,506,187            --
                                                    ------------  ------------  ------------  ------------
Total Investments ................................  $134,065,420  $         --  $134,065,420  $         --
                                                    ============  ============  ============  ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.


Page 16         See Notes to Quarterly Portfolio of Investments

NOTES TO FINANCIAL STATEMENTS

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                          JANUARY 31, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Short Duration High Income Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third-party pricing services. The Fund's investments are valued as follows:

      The Senior Floating-Rate Loan Interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

      Corporate bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.


-------------------

1 The terms "security" and "securities" used throughout the Notes to Quarterly Portfolio of Investments include Senior Loans.

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                          JANUARY 31, 2014 (UNAUDITED)


      Securities traded in an over-the-counter market are valued at the mean of the bid and asked prices, if available, and otherwise at the closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the borrower/issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the borrower/issuer;

      5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

      11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;

      13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2014, is included with the Fund's Portfolio of Investments.

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                          JANUARY 31, 2014 (UNAUDITED)


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund did not have any when-issued, delayed-delivery or forward purchase commitments as of January 31, 2014.

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund did not have unfunded delayed draw loan commitments as of January 31, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  First Trust Series Fund
               --------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2014
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2014
     ------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: March 20, 2014
     ------------------

* Print the name and title of each signing officer under his or her signature.